Deposits, prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits, prepaid expenses and other current assets

4 Deposits, prepaid expenses and other current assets

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Current
Advances to suppliers	304,821	448,384	328,198
Deposits	31,403	66,921	48,983
GST receivables	-	23,026	16,854
Prepaid expenses	111,753	632,127	462,691
Other receivables	148,174	642,181	470,049
	596,151	1,812,639	1,326,775
Non-current
Prepaid expenses	-	408,020	298,653
	596,151	2,220,659	1,625,428